Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Fair Value of Plan Assets (Details) - Pension - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,901.4	$ 2,009.9
Assets Measured at NAV	810.5	791.2
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	451.3	551.2
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	639.6	667.5
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.5	13.4
Assets Measured at NAV	0.0	0.0
Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.5	11.4
Cash and cash equivalents | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.0	2.0
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.0	43.7
Assets Measured at NAV	0.0	0.0
Short-term investment collective trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.0	43.7
Short-term investment collective trust | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	244.7	307.1
Assets Measured at NAV	0.0	0.0
Domestic common and preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	244.7	307.1
Domestic common and preferred stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59.0	66.2
Assets Measured at NAV	0.0	0.0
International common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59.0	66.2
International common stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	686.0	757.3
Assets Measured at NAV	684.7	757.3
Collective trust funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.3	0.0
Collective trust funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.7	146.3
Assets Measured at NAV	0.0	0.0
Corporate bond | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.7	146.3
Corporate bond | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.2	60.4
Assets Measured at NAV	0.0	0.0
Mortgage and other asset-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.2	60.4
Mortgage and other asset-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.3	184.9
Assets Measured at NAV	87.0	0.0
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	146.0	166.4
Mutual funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21.3	18.5
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	354.5	363.2
Assets Measured at NAV	0.0	0.0
U.S. government securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	354.5	363.2
U.S. government securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65.5	67.4
Assets Measured at NAV	38.8	33.9
Other securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.1
Other securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26.6	33.4
Other securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0